FINANCIAL RISK MANAGEMENT (Liquidity risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	$ 394,473	$ 457,727
Net debt	371,000
2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	56,929	55,670
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	161,145	$ 204,101
Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net debt	371,500
Liquidity risk | 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	396,000
Interest to be accrued	26,000
Trade payables and other liabilities	1,024,000
Lease liabilities	42,000
Total	1,488,000
Liquidity risk | 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	660,000
Interest to be accrued	17,000
Trade payables and other liabilities	13,000
Lease liabilities	42,000
Total	732,000
Liquidity risk | 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	137,000
Interest to be accrued	9,000
Trade payables and other liabilities	8,000
Lease liabilities	42,000
Total	196,000
Liquidity risk | 2024
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	521,000
Interest to be accrued	4,000
Trade payables and other liabilities	7,000
Lease liabilities	28,000
Total	560,000
Liquidity risk | Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	9,000
Interest to be accrued	0
Trade payables and other liabilities	38,000
Lease liabilities	140,000
Total	$ 187,000